Financial Instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Instruments
34.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments that are not measured at fair value

1)	Fair value of financial instruments not measured at fair value but for which fair value is disclosed
Except bonds payable measured at amortized cost, the management considered that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values. The carrying amounts and fair value of bonds payable as of December 31, 2022 and 2023 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2022	$47,850,324		$47,027,018
December 31, 2023	45,009,486	$1,469,937	44,907,012	$1,466,591

2)	Fair value hierarchy
The aforementioned fair value hierarchy of bonds payable was Level 3 which was determined based on discounted cash flow analysis with the applicable yield curve for the duration. The significant unobservable inputs is discount rates that reflected the credit risk.

b.	Fair value of financial instruments that are measured at fair value on a recurring basis

1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2022

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$3,205,828	$—	$3,205,828
Forward exchange contracts	—	246,710	—	246,710
Non-derivative financial assets
Quoted ordinary shares	2,521,964	—	—	2,521,964
Private-placement funds	—	—	1,599,932	1,599,932
Unquoted preferred shares	—	—	628,156	628,156
Contingent considerations	—	—	438,176	438,176
Open-end mutual funds	293,385	—	—	293,385

	$2,815,349	$3,452,538	$2,666,264	$8,934,151

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$419,491	$419,491
Quoted ordinary shares	45,683	—	—	45,683
Unquoted preferred shares	—	—	13,883	13,883
Limited partnership	—	—	3,502	3,502
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,059,712	1,059,712
Trade receivables, net	—	—	5,402,714	5,402,714

	$45,683	$—	$6,899,302	$6,944,985

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$543,547	$—	$543,547
Forward exchange contracts	—	83,213	—	83,213

	$—	$626,760	$—	$626,760

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2023

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$1,453,868	$—	$1,453,868
Forward exchange contracts	—	161,924	—	161,924
Non-derivative financial assets
Quoted ordinary shares	2,099,844	—	—	2,099,844
Private-placement funds	—	—	1,796,015	1,796,015
Unquoted preferred shares	—	—	747,960	747,960
Open-end mutual funds	307,669	—	—	307,669
Hybrid financial assets Convertible notes	—	—	61,410	61,410

	$2,407,513	$1,615,792	$2,605,385	$6,628,690

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$607,528	$607,528
Unquoted preferred shares	—	—	13,303	13,303
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,042,906	1,042,906
Trade receivables, net	—	—	5,637,485	5,637,485

	$—	$—	$7,301,222	$7,301,222

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$1,183,469	$—	$1,183,469
Forward exchange contracts	—	118,873	—	118,873

	$—	$1,302,342	$—	$1,302,342

	Level 1	Level 2	Level 3	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2023

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$47,481	$—	$47,481
Forward exchange contracts	—	5,288	—	5,288
Non-derivative financial assets
Quoted ordinary shares	68,577	—	—	68,577
Private-placement funds	—	—	58,655	58,655
Unquoted preferred shares	—	—	24,427	24,427
Open-end mutual funds	10,048	—	—	10,048
Hybrid financial assets Convertible notes	—	—	2,006	2,006

	$78,625	$52,769	$85,088	$216,482

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$19,841	$19,841
Unquoted preferred shares	—	—	434	434
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	34,060	34,060
Trade receivables, net	—	—	184,111	184,111

	$—	$—	$238,446	$238,446

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$38,650	$—	$38,650
Forward exchange contracts	—	3,882	—	3,882

	$—	$42,532	$—	$42,532

For the financial assets and liabilities that were measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2022 and 2023.

2)	Reconciliation of Level 3 fair value measurements of financial assets
For the year ended December
 31, 2021

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$1,897,984	$—	$728,398	$1,639,149	$4,265,531
Recognized in profit or loss	131,276	—	—	—	131,276
Recognized in other comprehensive income
Included in unrealized gains on financial assets at FVTOCI	—	—	129,726	63,722	193,448
Effects of foreign currency exchange	(79,614)	—	(4,508)	—	(84,122)
Net increase in trade receivables	—	3,269,782	—	14,940,539	18,210,321
Trade receivables factoring	—	(3,269,782)	—	(9,474,490)	(12,744,272)
Purchases	459,046	—	32,246	—	491,292
Disposals	(107,793)	—	(14,873)	—	(122,666)
Reclassify	—	—	(29,758)	—	(29,758)

Balance at December 31	$2,300,899	$—	$841,231	$7,168,920	$10,311,050

For the year ended December
 31, 2022

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,300,899	$—	$841,231	$7,168,920	$10,311,050
Recognized in profit or loss	100,134	605	—	—	100,739
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(366,862)	(16,746)	(383,608)
Effects of foreign currency exchange	195,415	—	5,558	—	200,973
Net increase (decrease) in trade receivables	—	4,330,075	—	(674,112)	3,655,963
Trade receivables factoring	—	(4,330,075)	—	(15,636)	(4,345,711)
Purchases	338,016	14,325	20,000	—	372,341
Disposals	(268,200)	(14,930)	(63,051)	—	(346,181)

Balance at December 31	$2,666,264	$—	$436,876	$6,462,426	$9,565,566

For the year ended December
 31, 2023

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,666,264	$—	$—	$436,876	$6,462,426	$9,565,566
Recognized in profit or loss	(83,239)	—	(113)	—	—	(83,352)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	—	215,914	(16,807)	199,107
Effects of foreign currency exchange	5,053	—	—	1,605	—	6,658
Net increase in trade receivables	—	5,778,078	—	—	234,772	6,012,850
Trade receivables factoring	—	(5,778,078)	—	—	—	(5,778,078)
Purchases	637,767	—	61,523	184,484	—	883,774
Disposal of subsidiaries (Note 30)	—	—	—	(29,572)	—	(29,572)
Disposals	(681,870)	—	—	(188,476)	—	(870,346)

Balance at December 31	$2,543,975	$—	$61,410	$620,831	$6,680,391	$9,906,607

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total

	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$87,076	$—	$—	$14,268	$211,052	$312,396
Recognized in profit or loss	(2,719)	—	(3)	—	—	(2,722)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	—	7,051	(548)	6,503
Effects of foreign currency exchange	165	—	—	52	—	217
Net increase in trade receivables	—	188,703	—	—	7,667	196,370
Trade receivables factoring	—	(188,703)	—	—	—	(188,703)
Purchases	20,829	—	2,009	6,025	—	28,863
Disposal of subsidiaries (Note 30)	—	—	—	(966)	—	(966)
Disposals	(22,269)	—	—	(6,155)	—	(28,424)

Balance at December 31	$83,082	$—	$2,006	$20,275	$218,171	$323,534

3)	Valuation techniques and assumptions applied for the purpose of measuring fair value

a)	Valuation techniques and inputs applied for the purpose of measuring Level 2 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Derivatives - swap contracts and forward exchange contracts
Discounted cash flows - Future cash flows are estimated based on observable forward exchange rates at balance sheet dates and contract forward exchange rates, discounted at rates that reflected the credit risk of various counterparties.

b)	Valuation techniques and inputs applied for the purpose of measuring Level 3 fair value measurement
The fair value of unquoted ordinary shares, unquoted preferred shares, limited partnership and private-placement funds were determined by using market approach and asset-based approach. The significant unobservable inputs were the discount rates for lack of marketability of 20% to 30%. If the discount rates for lack of marketability to the valuation model increased by 1% to reflect reasonably possible alternative assumptions while all other variables held constant, the fair value of the abovementioned investments would have decreased approximately by NT$6,600 thousand and NT$7,200 thousand (US$235 thousand) as of December 31, 2022 and 2023, respectively.

The fair values of the unsecured subordinate corporate bonds, convertible notes and unquoted preferred shares were determined using income approach based on a discounted cash flow analysis. The significant unobservable input was the discount rate that reflects the credit risk of the counterparties
. If the discount rate increased by 0.1% while all other variables held constant, the fair value of the bonds would have decreased approximately by NT$3,000 thousand and NT$2,000 thousand (US$65 thousand) as of December 31, 2022 and 2023, respectively.

The fair value of accounts receivables measured at FVTOCI are determined based on the present value of future cash flows that reflect the credit risk of counterparties. Since the discount effect was not significant, the Group measured its fair value by using the nominal values.

The fair value of the contingent considerations were determined by using the Monte Carlo Simulation method. If the estimated net profit margin fails to reach the performance specified in the agreement, the Group could receive the contingent considerations according to the agreement.

c.	Categories of financial instruments

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$8,934,151	$6,628,690	$216,482
Measured at amortized cost (Note 1)	188,733,772	182,950,517	5,974,870
FVTOCI
Equity instruments	482,559	620,831	20,275
Debt instruments	1,059,712	1,042,906	34,060
Trade receivables, net	5,402,714	5,637,485	184,111

Financial liabilities

FVTPL
Held for trading	626,760	1,302,342	42,532
Financial liabilities for hedging	12,204,620	12,516,971	408,784
Measured at amortized cost (Note 2)	337,771,707	295,102,540	9,637,574

Note 1:	The balances included financial assets measured at amortized cost which comprised cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:
The balances included financial liabilities measured at amortized cost which comprised short-term borrowings, trade and other payables, bonds payable, long-term borrowings and deposits received (under the line items of other current liabilities and other non-current liabilities).

d.	Financial risk management objectives and policies
The derivative instruments used by the Group were to mitigate risks arising from ordinary business operations. All derivative transactions entered into by the Group were designated as either hedging or trading. Derivative transactions entered into for hedging purposes must hedge risk against fluctuations in foreign exchange rates and interest rates arising from operating activities. The currencies and the amount of derivative instruments held by the Group must match its hedged assets and liabilities denominated in foreign currencies.
The Group’s risk management department monitored risks to mitigate risk exposures, reported unsettled position, transaction balances and related gains or losses to the Group’s chief financial officer on monthly basis.

1)	Market risk
The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Gains or losses arising from fluctuations in foreign currency exchange rates of a variety of derivative financial instruments were approximately offset by those of hedged items. Interest rate risk was not significant due to the cost of capital was expected to be fixed.

There had been no change to the Group’s exposure to market risks or the manner in which these risks were managed and measured.

a)	Foreign currency exchange rate risk
The Group had sales and purchases as well as
investing and
financing activities denominated in foreign currency which exposed the Group to foreign currency exchange rate risk. The Group entered into a variety of derivative financial instruments to hedge foreign currency exchange rate risk to minimize the fluctuations of assets and liabilities denominated in foreign currencies.
The carrying amounts of the Group’s foreign currency denominated monetary assets and liabilities (including those eliminated upon consolidation) as well as derivative instruments which exposed the Group to foreign currency exchange rate risk at each balance sheet date are presented in Note 40.
The Group was mainly subject to the impact from the exchange rate fluctuation in US$ and JPY against NT$, RMB or EUR. 1% fluctuation is used when reporting foreign currency exchange rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency exchange rates. The sensitivity analysis included financial assets and liabilities and inter-company receivables and payables within the Group. The changes in profit before income tax due to a 1% change in US$ and JPY against NT$, RMB and EUR would be NT$38,000 thousand, NT$60,000 thousand and NT$148,000 thousand (US$4,833 thousand) for the years ended December 31, 2021, 2022 and 2023, respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the foreign currency monetary items at each balance sheet date. As the year
-end
exposure did not reflect the exposure for the years ended December 31, 2021, 2022 and 2023, the abovementioned sensitivity analysis was unrepresentative of those respective years.
Hedge accounting
The Group’s hedging strategy was to lift borrowings denominated in foreign currencies to avoid exchange rate exposure from its investments in equity instruments denominated in foreign currencies (recognized under the line item of financial assets at FVTPL) and net investment in foreign subsidiary, Universal Scientific Industrial (France), which has EUR as its functional currency. Those transactions were designated as fair value hedges and a hedge of net investment in foreign operation, respectively. Hedge adjustments were made to totally offset the foreign exchange gains or losses from those equity instruments denominated in foreign currencies and foreign operations when they were evaluated based on the exchange rates on each balance sheet date.
The source of hedge ineffectiveness in these hedging relationships arose from the material difference between the notional amounts of borrowings denominated in foreign currencies and the fair value of investments in equity instruments denominated in foreign currencies and net investment in foreign operations. No other sources of ineffectiveness is expected to emerge from these hedging relationships.
December 31, 2022

	Line item in	Carrying Amount
Hedging Instrument/Hedged Items	Balance sheet	Asset	Liability
		NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$3,278,805
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	8,925,815

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$(323,884)	$323,884	$—	$—	$2,282,243	$87,522
Hedge of net investment in foreign operation	(509,229)	509,229	673,005	—	—	—
December 31, 2023

	Line item in	Carrying Amount
Hedging Instrument/Hedged Items	Balance sheet	Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$—	$3,271,312	$106,836
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	—	9,245,659	301,948

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$7,493	$(7,493)	$—	$—	$2,011,050	$80,029
Hedge of net investment in foreign operation	312,029	(312,029)	360,976	—	—	—

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$245	$(245)	$—	$—	$65,678	$2,614
Hedge of net investment in foreign operation	10,190	(10,190)	11,789	—	—	—

b)	Interest rate risk
Except a portion of long-term borrowings and bonds payable at fixed interest rates, the Group was exposed to interest rate risk because group entities borrowed funds at floating interest rates. Changes in market interest rates led to variances in effective interest rates of borrowings from which the future cash flow fluctuations arise. The Group utilized financing instruments with low interest rates and favorable terms to maintain low financing cost, adequate banking facilities, as well as to hedge interest rate risk.

The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Fair value interest rate risk
Financial assets	$16,434,562	$17,007,765	$555,446
Financial liabilities	91,152,265	84,315,866	2,753,621
Cash flow interest rate risk
Financial assets	41,964,775	51,158,406	1,670,751
Financial liabilities	121,370,564	117,160,631	3,826,278
For assets and liabilities with floating interest rates, a 100 basis point increase or decrease was used when reporting interest rate risk internally to key management personnel. If interest rates had been 100 basis points (1%) higher or lower and all other variables held constant, the Group’s profit before income tax for the years ended December 31, 2021, 2022 and 2023 would have decreased or increased approximately by NT$959,000 thousand, NT$794,000 thousand and NT$660,000 thousand (US$21,555 thousand), respectively.

c)	Other price risk
The Group was exposed to equity price risk through its investments in financial assets at FVTPL and financial assets at FVTOCI. If equity price was 1% higher or lower, profit before income tax for the years ended December 31, 2021, 2022 and 2023 would have increased or decreased approximately by NT$49,000 thousand, NT$50,000 thousand and NT$46,500 thousand (US$1,519 thousand), respectively, and other comprehensive income before income tax for the years ended December 31, 2021, 2022 and 2023 would have increased or decreased approximately by NT$9,000 thousand, NT$5,000 thousand and NT$6,000 thousand (US$196 thousand), respectively.

2)	Credit risk
Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk arises from cash and cash equivalents, contract assets, trade and other receivables and other financial assets. The Group’s maximum exposure to credit risk was the carrying amounts of financial assets in the consolidated balance sheets.
As of December 31, 2022 and 2023, the Group’s five largest customers accounted for 30% and 31% of trade receivables, respectively. The Group transacts with a large number of unrelated customers and, thus, no concentration of credit risk was observed.

3)	Liquidity risk
The Group manages liquidity risk by maintaining adequate working capital and banking facilities to fulfill the demand for cash flow used in the Group’s operation and capital expenditure. The Group also monitors its compliance with all the loan covenants. Liquidity risk is not considered to be significant.
In the table below, financial liabilities with a repayment on demand clause were included in the earliest time band regardless of the probability of counter-parties choosing to exercise their rights. The maturity dates for other non-derivative
financial liabilities were based on the agreed repayment dates.

To the extent that interest flows are floating rate, the undiscounted amounts were derived from the interest rates at each balance sheet date.
December 31, 2022

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$65,356,106	$33,887,460	$11,145,612	$20,498	$74,643
Obligation under leases	120,733	201,686	790,427	2,685,977	5,147,266
Floating interest rate liabilities	9,251,237	10,982,036	9,652,804	93,837,521	5,648,699
Fixed interest rate liabilities	12,530,681	9,209,134	9,055,918	44,756,570	29,280

	$87,258,757	$54,280,316	$30,644,761	$141,300,566	$10,899,888

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,112,846	$2,685,977	$1,536,779	$939,751	$881,803	$1,788,933

December 31, 2023

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$52,472,703	$33,530,541	$13,358,363	$4,478,467	$83,594
Obligation under leases	123,436	219,960	884,309	2,867,502	5,505,095
Floating interest rate liabilities	19,534,908	9,967,914	9,505,587	78,388,027	8,785,084
Fixed interest rate liabilities	12,370,288	22,921,637	11,235,729	21,095,740	—

	$84,501,335	$66,640,052	$34,983,988	$106,829,736	$14,373,773

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$1,713,674	$1,095,053	$436,263	$146,260	$2,730
Obligation under leases	4,031	7,184	28,880	93,648	179,787
Floating interest rate liabilities	637,979	325,536	310,437	2,560,027	286,907
Fixed interest rate liabilities	403,994	748,584	366,941	688,953	—

	$2,759,678	$2,176,357	$1,142,521	$3,488,888	$469,424

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,227,705	$2,867,502	$2,157,503	$891,614	$864,881	$1,591,097

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$40,095	$93,648	$70,460	$29,119	$28,245	$51,963

The amounts included above for floating interest rate instruments for non-derivative
financial liabilities were subject to change if changes in floating interest rates differ from those estimates of interest rates determined at each balance sheet date.
The following table detailed the Group’s liquidity analysis for its derivative financial instruments. The table was based on the undiscounted contractual net cash inflows and outflows on derivative instruments settled on a net basis, and the undiscounted gross cash inflows and outflows on those derivatives that require gross settlement. When the amounts payable or receivable are not fixed, the amounts disclosed have been determined by reference to the projected interest rates as illustrated by the yield curves at each balance sheet date.

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2022

Net settled
Forward exchange contracts	$(11,136)	$11,994	$—

Gross settled
Forward exchange contracts
Inflows	$13,398,921	$4,688,786	$599,796
Outflows	(13,310,433)	(4,687,958)	(534,354)

	88,488	828	65,442

Swap contracts
Inflows	32,274,691	16,429,850	62,187,750
Outflows	(31,891,439)	(15,016,775)	(59,838,031)

	383,252	1,413,075	2,349,719

	$471,740	$1,413,903	$2,415,161

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2023

Net settled
Forward exchange contracts	$(44,550)	$5,585	$—

Gross settled
Forward exchange contracts
Inflows	$13,971,393	$347,468	$143,726
Outflows	(13,854,585)	(338,670)	(133,330)

	116,808	8,798	10,396

Swap contracts
Inflows	22,388,255	19,166,073	66,015,750
Outflows	(22,021,077)	(18,547,076)	(64,821,453)

	367,178	618,997	1,194,297

	$483,986	$627,795	$1,204,693

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2023

Net settled
Forward exchange contracts	$(1,455)	$182	$—

Gross settled
Forward exchange contracts
Inflows	$456,283	$11,348	$4,694
Outflows	(452,468)	(11,061)	(4,355)

	3,815	287	339

Swap contracts
Inflows	731,164	625,933	2,155,968
Outflows	(719,173)	(605,717)	(2,116,964)

	11,991	20,216	39,004

	$15,806	$20,503	$39,343